PARENT COMPANY CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
PARENT COMPANY CONDENSED FINANCIAL STATEMENTS
PARENT COMPANY CONDENSED FINANCIAL STATEMENTS

NOTE 15 - PARENT COMPANY CONDENSED FINANCIAL STATEMENTS

The following are the condensed balance sheets and statements of operations and cash flows for AJS Bancorp, Inc.

Condensed Balance Sheets

	December 31,
	2015	2014

Assets
Cash and cash equivalents	$2,543	$2,412
Investment in bank subsidiary	29,538	30,867
Loan receivable from ESOP	1,029	1,053
Other	442	416

	$33,552	$34,748

Liabilities and Stockholders’ Equity
Liabilities	$1,054	$1,535
Stockholders’ equity	32,498	33,213

	$33,552	$34,748

Condensed Statements of Operations

	December 31,
	2015	2014
Income:
Dividend from bank subsidiary	$1,500	—
Interest on deposits in financial institution	6	$11
Interest on ESOP loan	34	35

	1,540	46

Other expenses:
Other operating expenses	174	281

Income (loss) before income tax benefit and equity in undistributed earnings	1,366	(235)

Income tax benefit	52	204

Income (loss) before equity in undistributed net income of bank subsidiary	1,418	(31)

Equity in undistributed net income (loss) from bank subsidiary	(1,332)	2,133

Net income	$86	$2,102

Condensed Statements of Cash Flows

	December 31,
	2015	2014
Operating activities:
Net income	$86	$2,102
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in undistributed net (income) loss of bank subsidiary	1,332	(2,133)
Change in other assets and liabilities	(51)	(196)

Net cash provided by (used in) operating activities	1,367	(227)

Investing activities:
ESOP loan repayment	24	23

Net cash provided by investing activities	24	23

Financing activities:
Repurchases of common stock	(310)	(2,041)
Dividends paid on common stock	(950)	(959)

Net cash (used in) financing activities	(1,260)	(3,000)

Net change in cash and cash equivalents	131	(3,204)

Cash and cash equivalents at beginning of year	2,412	5,616

Cash and cash equivalents at end of year	$2,543	$2,412

Supplemental noncash disclosures:
Accrued dividends	$—	$540